Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table sets forth certain information with respect to the company’s financial performance and the compensation paid to our named executive officers, or “NEOs,” for our fiscal years ending in 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group (Industry Index) Total Shareholder Return(3)(4) ($)	Net Income ($ in millions)	Relative TSR Percentile vs. 2022 Comp Peer Group(5) (%)
2022	2,920,473	4,586,132	1,206,938	1,731,366	136.82	125.98	773.2	81.25
2021	2,618,648	3,775,304	1,143,263	1,577,661	88.61	89.50	6.4	37.50
2020	1,392,882	250,343	728,845	425,848	37.44	69.00	(906.0)	37.50

Company Selected Measure Name	Relative TSR percentile vs. our 2022 peer group
Named Executive Officers, Footnote [Text Block]	For 2022, the principal executive officer, or “PEO,” was Nick O’Grady and the non-PEO (the “Other NEOs”) were Adam Dirlam, President; Chad Allen, Chief Financial Officer; James Evans, Executive Vice President & Chief Engineer; and Erik Romslo, Chief Legal Officer & Secretary.
For 2021, the PEO was Nick O’Grady and the Other NEOs were Adam Dirlam, President; Chad Allen, Chief Financial Officer; Mike Kelly, Chief Strategy Officer; and Erik Romslo, Chief Legal Officer & Secretary.
For 2020, the CEO was Nick O’Grady and the Other NEOs were Adam Dirlam, Chief Operating Officer; Chad Allen, Chief Financial Officer; Mike Kelly, Executive Vice President of Finance; and Erik Romslo, Chief Legal Officer & Secretary.

Peer Group Issuers, Footnote [Text Block]	Our peer group used for this TSR calculation is the NYSE Arca Oil Index, which is the industry index as disclosed in our 2022 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K
PEO Total Compensation Amount	$ 2,920,473	$ 2,618,648	$ 1,392,882
PEO Actually Paid Compensation Amount	$ 4,586,132	3,775,304	250,343
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

	2022		2021		2020
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	2,920,473	1,206,938	2,618,648	1,143,263	1,392,882	728,845
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(783,260)	(269,471)	(1,449,989)	(404,997)	(779,999)	(319,249)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,370,148	470,990	1,666,116	504,164	713,274	270,572
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	830,587	248,451	724,353	262,587	(319,635)	(85,655)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	248,184	74,457	216,176	72,645	(383,779)	(82,216)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—	(372,400)	(86,450)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	4,586,132	1,731,366	3,775,304	1,577,661	250,343	425,848

Non-PEO NEO Average Total Compensation Amount	$ 1,206,938	1,143,263	728,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,731,366	1,577,661	425,848
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:

	2022		2021		2020
Adjustments	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	2,920,473	1,206,938	2,618,648	1,143,263	1,392,882	728,845
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(783,260)	(269,471)	(1,449,989)	(404,997)	(779,999)	(319,249)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	1,370,148	470,990	1,666,116	504,164	713,274	270,572
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	830,587	248,451	724,353	262,587	(319,635)	(85,655)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	248,184	74,457	216,176	72,645	(383,779)	(82,216)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—	(372,400)	(86,450)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	4,586,132	1,731,366	3,775,304	1,577,661	250,343	425,848

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
_____________

(1)Total shareholder return in the above chart, in the case of both the Company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Relative TSR Percentile vs. Peer Group
Adjusted EBITDA
Debt-to-Adjusted EBITDA at Year-End

Total Shareholder Return Amount	$ 136.82	88.61	37.44
Peer Group Total Shareholder Return Amount	125.98	89.50	69.00
Net Income (Loss)	$ 773,200,000	$ 6,400,000	$ (906,000,000.0)
Company Selected Measure Amount	81.25	37.50	37.50
PEO Name	Nick O’Grady	Nick O’Grady	Nick O’Grady
Additional 402(v) Disclosure [Text Block]	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR Percentile vs. Peer Group
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2022 to our company’s performance, is our Relative TSR percentile vs. our 2022 peer group described above under “Compensation Discussion and Analysis—Peer Group.” Our Relative TSR percentile is determined by calculating and ranking the total shareholder return (TSR) for our company and each company in the peer group. For example, if our TSR exceeded the TSR of 12 of the 16 companies in the peer group, then our Relative TSR percentile would be equal to 12/16, or 75%.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Debt-to-Adjusted EBITDA at Year-End
PEO [Member] | Subtraction Stock Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (783,260)	$ (1,449,989)	$ (779,999)
PEO [Member] | Increase (Decrease) Fair Value At Year-End Of Awards Granted During Fiscal Year That Are Outstanding and Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,370,148	1,666,116	713,274
PEO [Member] | Increase (Decrease) Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	830,587	724,353	(319,635)
PEO [Member] | Increase Vesting Date Fair Value Of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase (Decrease) Change As Of Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	248,184	216,176	(383,779)
PEO [Member] | Decrease Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(372,400)
PEO [Member] | Increase Due To Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Year Prior To Vesting If Not Otherwise Included In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Subtraction Stock Compensation Table Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,471)	(404,997)	(319,249)
Non-PEO NEO [Member] | Increase (Decrease) Fair Value At Year-End Of Awards Granted During Fiscal Year That Are Outstanding and Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	470,990	504,164	270,572
Non-PEO NEO [Member] | Increase (Decrease) Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	248,451	262,587	(85,655)
Non-PEO NEO [Member] | Increase Vesting Date Fair Value Of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase (Decrease) Change As Of Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,457	72,645	(82,216)
Non-PEO NEO [Member] | Decrease Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(86,450)
Non-PEO NEO [Member] | Increase Due To Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Year Prior To Vesting If Not Otherwise Included In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0